Label	Element	Value
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $10.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	107.30%
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $586.08 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	3.30%
Innovator Equity Defined Protection ETF® - 2 Yr to January 2027 | SPDR S&P 500 ETF Trust, Expiration: 12/31/2026; Exercise Price: $679.50 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(11.00%)